Other receivables (Tables)	6 Months Ended
Jun. 30, 2025
Other receivables [abstract]
Schedule of other receivables

The Company’s other receivables are comprised of the following as at:

	June 30, 2025	December 31, 2024
	$	$
Sales tax recoverable	130,674	367,480
Interest receivable	164	156
Other receivables	62,360	7,042
	193,198	374,678